Definition of Terms in Fund Name	Jul. 13, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks monthly income that is exempt from federal income taxes by investing in a well-diversified pool of closed-end funds that invest in municipal bonds. However, certain distributions paid by certain funds may be subject to federal income taxes. In addition, a portion of the income may be subject to the alternative minimum tax. Under normal circumstances, the Trust will invest at least 80% of its assets in closed-end funds which invest 80% of their assets in municipal bonds, the income from which is exempt from federal income taxes.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Closed-End Funds were selected by our research department based on a number of factors including, but not limited to, the size and liquidity of the Closed-End Fund, the current dividend yield of the Closed-End Fund, the quality and character of the securities held by the Closed-End Fund, and the expense ratio of the Closed-End Fund, while attempting to limit the overlap of the securities held by the Closed-End Funds.

While not a part of the Trust’s portfolio selection process, the Trust has exposure to investment grade securities through the Trust’s investment in the Funds.

As with any similar investments, there can be no guarantee that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.